April 17, 2019

Via EDGAR Submission

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Ellington Income Opportunities Fund (the “Fund”), File Nos. 333-228347 and 811-23389

Ladies and Gentlemen:

On behalf of the Fund, we hereby electronically file, pursuant to the requirements of the Investment Company Act of 1940, as amended (“1940 Act”), amendment no. 1 to the Fund’s Registration Statement on Form N-2 under the 1940 Act and, pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), amendment no. 1 to the Fund’s initial Registration Statement on Form N-2 under the 1933 Act. Pursuant to Section 6 of the 1933 Act, registration fees in the amount of $30,178.80 have been calculated and transmitted to the United States Treasury designated bank account.

If you have any questions concerning this filing, please contact the undersigned at (202) 263-4169 or JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ Christopher D. Carlson
Christopher D. Carlson

Chris.Carlson@ThompsonHine.com     Fax: 212.344.6101     Phone: 202.263.4169